Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of employee benefits expense

	2023 US$m	2022 US$m	2021 US$m
Employee benefits	494	415	217
Share-based payments	39	26	12
Defined contribution plan costs	53	41	26
Defined benefit plan expense	17	9	1
	603	491	256

Summary of information about key management personnel compensation
Key management personnel (KMP) compensation for the financial year was as follows:

	2023 US$	2022 US$	2021 US$
Short-term employee benefits 1	5,245,763	5,730,340	6,626,354
Post-employment benefits 1	215,856	155,086	88,396
Share-based payments 2	3,693,072	3,114,043	5,697,529
Long-term employee benefits	213,562	4,300	717,223
Termination benefits	-	152,531	2,447,525
	9,368,253	9,156,300	15,577,027

1.
In the prior reporting period, the
2021 comparatives for short-term employee benefits and post-employment benefits were
restated to include the superannuation component of the 2021 EIS cash and other cash bonuses for three key management personnel, increasing the short-term employee benefits expense by $26,676 to $6,626,354 and the post-employee benefits expense by $10,881 to $88,396.

2.
In the prior reporting period, the
2021 comparative for share-based payments
was
restated to include amortisation of the fair value of 2021 performance rights for two key management personnel, increasing the expense by $88,507 to $5,697,529.

Summary of number of awards and movements for all share plans
The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 202 3

Opening balance	6,629,681	2,884,076	993,197	2,554,422

Granted during the year 1,2,3	3,445,234	100,811	420,429	658,969

Vested during the year	(600,271)	(1,071,291)	(286,979)	(106,430)

Forfeited during the year	(349,204)	(357,023)	(60,410)	(410,409)

Awards at 31 December 202 3	9,125,440	1,556,573	1,066,237	2,696,552

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	60	2	10	12

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 202 2

Opening balance	5,649,783	-	994,436	2,379,220

Granted during the year 1,2,3	3,017,366	3,046,963	495,800	764,171

Vested during the year	(1,498,065)	(38,146)	(450,609)	(191,736)

Forfeited during the year	(539,403)	(124,741)	(46,430)	(397,233)

Awards at 31 December 202 2	6,629,681	2,884,076	993,197	2,554,422

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	49	60	9	13

1.	For the purpose of valuation, the share price on grant date for the 2023 WEP allocations was $17.54 (2022: $16.30).
2.	For the purpose of valuation, the share price on grant date for the 2023 SWEP allocations was $20.78 (2022: $19.74).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $23.48 and $23.33 (2022: $19.20 and $19.27) and Performance Rights was $15.96 (2022: $13.08 and $13.71).
4.	Includes awards issued under Executive Incentive Plan (EIP), EIS and PBP Plus.